Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (88,802,558)	$ (84,424,529)
Basic combined Canadian statutory income tax rate	26.50%	26.50%
Income tax	$ (23,532,678)	$ (22,372,500)
Increase (decrease) resulting from:
Change in valuation allowance	19,104,611	18,982,099
Permanent difference on impairment on goodwill	4,578,508	788,642
Permanent difference related to derivative	(3,061,605)	(1,656,038)
Non deductible and tax exempt items	7,211	71,653
Non-deductible stock-based compensation	1,237,745	2,050,909
Foreign exchange	490,146	236,512
Difference in statutory tax rates of foreign subsidiaries	1,810,518	1,121,068
Other permanent differences	220,551	474,339
Adjustments in relation to prior years	$ (855,007)	$ 303,316